Income (Loss) per Share - Schedule of loss per Share (Details) - shares	3 Months Ended		9 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
Earnings per share [Abstract]
Basic weighted average number of common shares outstanding	128,602,843	88,252,813	119,327,280	86,039,252
Effect of dilutive stock options and warrants	2,922,480	0
Diluted weighted average common shares outstanding	131,525,323	88,252,813	119,327,280	86,039,252